Schedule of noncontrolling interests consolidated financial information (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Non-current assets	$ 18,330		₨ 1,289,342		₨ 1,527,756
Current assets	131,536		5,475,741		10,962,009
Non-current liabilities	4,075		270,564		339,614
Current liabilities	52,676		5,775,200		4,389,879
Total equity	93,115		719,319	₨ 892,241	7,760,272	₨ 1,163,075
Non-controlling interests	28,459		11,624		2,371,799
Equity attributable to equity holders of the parent	64,656		707,695		5,388,473
Revenue	50,275	₨ 4,189,897	3,827,265	1,989,376
Other income	1,228	102,362	152,520	158,648
Expenses	(18,951)	(1,579,352)	(1,554,963)	(893,313)
Finance income	2,048	170,714	28,944	47,816
Finance cost	(3,444)	(286,998)	(326,399)	(100,453)
Finance cost	3,444	286,998	326,399	100,453
Listing and related expenses	(651)	(54,238)	(23,591)	(55,818)
Listing and related expenses	651	54,238	23,591	55,818
Tax expense	(446)	(37,174)	(46,788)	(16,906)
Tax expense	446	37,174	46,788	16,906
Loss for the year	(4,399)	(366,505)	(288,168)	(482,462)
Other comprehensive income for the year, net of tax	(250)	(21,033)	(9,468)	(5,887)
Total comprehensive income / (loss) for the year, net of tax	(4,649)	(387,538)	(297,636)	(488,349)
Non-controlling interests	(187)	(15,562)	1,075	(4,612)
Equity holders of the parent	(4,212)	(350,943)	(289,243)	(477,850)
Total comprehensive income / (loss) attributable to:	(4,649)	(387,538)	(297,636)	(488,349)
Non-controlling interests	(212)	(17,678)	927	(4,616)
Equity holders of the parent	(4,437)	(369,860)	(298,563)	(483,733)
Net cash used from operating activities	(17,199)	(1,433,362)	(1,962,346)	(972,203)
Net cash used in investing activities	(27,544)	(2,295,504)	(145,952)	(86,536)
Net cash generated from financing activities	61,591	5,132,969	1,751,813	135,264
Net increase in cash and cash equivalents	16,165	1,347,187	(356,485)	₨ (923,475)
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	18,313		1,286,936		1,526,239
Current assets	126,455		5,366,462		10,538,735
Non-current liabilities	4,077		270,563		339,769
Current liabilities	53,444		4,854,353		4,454,016
Total equity			1,528,482		7,271,189
Non-controlling interests	28,459		11,624		2,371,802
Equity attributable to equity holders of the parent	58,788		11,766,689		₨ 4,899,387
Revenue	50,236	4,186,676	3,801,597
Other income	1,227	102,294	144,954
Expenses	(50,341)	(4,195,487)	(3,595,026)
Finance income	1,885	157,132	28,760
Finance cost	2,951	(245,957)	(234,097)
Finance cost	(2,951)	245,957	234,097
Listing and related expenses	651	(54,238)	(23,591)
Listing and related expenses	(651)	54,238	23,591
Tax expense	390	(32,514)	(45,697)
Tax expense	(390)	32,514	45,697
Loss for the year	(985)	(82,094)	76,898
Other comprehensive income for the year, net of tax	(72)	5,958	(10,458)
Total comprehensive income / (loss) for the year, net of tax	(1,057)	(88,052)	66,440
Non-controlling interests	(350)	(29,175)	1,084
Equity holders of the parent	(635)	(52,918)	75,814
Non-controlling interests	(375)	(31,293)	937
Equity holders of the parent	(681)	(56,759)	65,503
Net cash used from operating activities	(17,092)	(1,424,478)	(1,530,819)
Net cash used in investing activities	(28,046)	(2,337,311)	(166,655)
Net cash generated from financing activities	55,953	4,663,085	1,384,190
Net increase in cash and cash equivalents	$ 10,815	901,296	₨ (313,284)
Cash consideration received from non-controlling shareholders*		7,688,896
Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary		2,656,614
Difference recognised in Non-controlling interest reserve within equity		5,032,282
Less: Transaction costs attributed to NCI		278,757
Amount recognised as NCI		₨ 2,377,857